Activities of the Company (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Significant Investments in Subsidiaries

The following is a description of the Company´s activities as of the date of the issuance of these consolidated financial statements, together with the ownership interest in each subholding company or business unit:

		% Ownership
Subholding Company		December 31, 2017	December 31, 2016	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)		47.2%(1) (2) (63.0% of the voting shares)	47.9%(1) (63.0% of the voting shares)

Production, distribution and marketing of certain

Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Philippines (see Note 4). At December 31, 2017, The Coca-Cola Company (TCCC) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc (NYSE) in the form of American Depositary Shares (“ADS”).

FEMSA Comercio, S.A. de C.V. and subsidiaries (“FEMSA Comercio”)	Retail Division	100%	100%	Small-box retail chain format operations in Mexico, Colombia and the United States, mainly under the trade name “OXXO” and “Big John” in Chile.
	Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO GAS” with operations in Mexico.
	Health Division (4)	Various(3)	Various(3)	Drugstores operations in Chile and Colombia, mainly under the trademark “Cruz Verde” and Mexico under various brands such as YZA, La Moderna and Farmacon.
Heineken Investment		14.8%	20.0%	Heineken N.V. and Heineken Holding N.V. shares, which represents the aggregate of 14.8%(5) economic interest in both entities (“Heineken Group”).
Other companies		100%	100%	Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; as well as logistic transportation and maintenance services to FEMSA’s subsidiaries and to third parties.

(1)	The Company controls Coca-Cola FEMSA’s relevant activities.
(2)	The ownership decreased from 47.9% as of December 31, 2016 to 47.2% as of December 31, 2017 as a result of the issuance to former owners of Vonpar of shares in Coca-Cola FEMSA (see Note 4).
(3)	The former shareholders of Farmacias YZA hold a 23% stake in Cadena Comercial de Farmacias, S.A.P.I. de C.V., a subsidiary of FEMSA Comercio that holds all pharmacy business in Mexico (which we refer to as CCF). In addition, FEMSA Comercio through one of its subsidiaries, Cadena Comercial de Farmacias Sudamerica, S.P.A., holds a 60% stake in Grupo Socofar, see Note 4.1.2.
(4)	From 2016, FEMSA Comercio – Health Division has been considered as a separate reportable segment, see Note 26.
(5)	The economic interest decreased from 20.0% as of December 31, 2016 to 14.8% as of December 31, 2017 as a result of partial disposal transaction (see Note 4.2).